QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Mar. 31, 2021
QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of Quarterly Financial Information

The unaudited quarterly results of operations for fiscal years 2021 and 2020 are summarized as follows:

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
2021
Net sales	$2,940,768	$6,457,295	$5,124,750	$2,997,338
Gross profit	1,077,143	2,104,028	1,520,323	938,215
Net income (loss)	(78,982)	725,845	78,318	(456,838)
Net income (loss) per share:
Basic and diluted	(0.03)	0.31	0.03	(0.19)

2020
Net sales	$4,343,291	$3,622,269	$3,223,678	$3,613,786
Gross profit	1,244,829	1,090,346	769,992	653,687
Net loss	(608,954)	(700,814)	(1,011,833)	(3,492,290)
Net loss per share:
Basic and diluted	(0.26)	(0.30)	(0.44)	(1.51)